Notes to the Profit or Loss Statement - Summary of Satisfaction of Performance Obligations (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Satisfaction of Performance Obligations [Line Items]
Revenues	€ 238,278,313	€ 278,267,003	€ 179,611,844
At a Point in Time
Satisfaction of Performance Obligations [Line Items]
Revenues	223,251,000	258,831,000	159,843,000
Over Time
Satisfaction of Performance Obligations [Line Items]
Revenues	€ 15,028,000	€ 19,437,000	€ 19,769,000